Fair Value of Financial Instruments, Part 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Other real estate owned, commercial real estate	541	756
Other real estate owned, residential real estate properties	2,700	3,500
Valuation charge on other real estate owned	1,100	1,200
Impaired loans	24,280	24,025
Collateral dependent impaired loans	844	1,700
Gross charge offs, commercial impaired loans		482
Gross charge offs, residential impaired loans	$ 151	$ 226
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	1.00%	1.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	14.00%	14.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	7.00%	7.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	5.00%	5.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	14.00%	14.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales	10.00%	10.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Unobservable inputs	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Minimum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales		7.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Maximum [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales		35.00%
Nonrecurring [Member] | Sales Comparison Approach [Member] | Impaired Loan [Member] | Commercial Real Estate [Member] | Weighted Average [Member]
Impaired loans [Abstract]
Adjustments for differences between comparable sales		23.00%
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other real estate owned [Abstract]
Other real estate owned	$ 0	$ 0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other real estate owned [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other real estate owned [Abstract]
Other real estate owned	3,246	4,268
Impaired loans [Abstract]
Commercial real estate	0	1,250
Real estate mortgage - 1 to 4 family	844	458
Nonrecurring [Member] | Carrying Value [Member]
Other real estate owned [Abstract]
Other real estate owned	3,246	4,268
Impaired loans [Abstract]
Commercial real estate		1,250
Real estate mortgage - 1 to 4 family	$ 844	$ 458